Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,493,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,522.89
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 3,522.89
Narrative - Max Aggregate Offering Price	$ 40,493,000.00
Final Prospectus	true